Balance Sheet and Income Statement Footnotes (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Net allowance of accounts receivable	$ 110,066		$ 110,066		$ 111,301	$ 23,959
Allowance for accounts receivable percentage			40.00%		40.00%
Prepaid expenses and other current assets	60,093		$ 60,093		$ 6,033
Accounts payable	113,249		113,249		80,439	128,483
Refunds included in prepaid expenses	(1,881)		(1,881)
Accrued expenses	70,597		70,597		93,987	6,600
Inventory owed					38,963
Accrued interest	22,597		22,597		19,024
Accrued payroll					36,000
Marketing expenses					332,986	77,857
General and administrative	94,159	$ 160,993	392,703	$ 575,906	653,242	707,059
Consulting fees	36,247		144,656		448,409
Accounting fees	1,600		73,400
Remainder of employee compensation expense	56,312				204,833
Number of common stock issued during period for donations					50,000
Number of common stock issued during period for fair value					35,500
Loss on disposal of assets					60,792
Employee compensation rent and other expenses			174,647
Professional fees	13,351	14,156	39,605	83,090	70,289	82,578
Cost of legal proceedings	142,064		413,611		79,447	15,528
Research and development expenses	136,489	$ 97,587	305,999	$ 97,587	$ 150,451
Michael Aube [Member]
Accrued payroll	48,000		48,000
Greybeard Holding [Member]
Accounts payable	$ 61,386		$ 61,386